Credit Facilities and Debt (Details Textual)	12 Months Ended						1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Revolving Credit Facilities [Member]	Apr. 30, 2012 Unsecured Committed Credit Facility [Member] USD ($)	Dec. 31, 2012 BNDES Financing [Member] USD ($)	Dec. 31, 2012 BNDES Financing [Member] BRL	Jun. 01, 2010 7.875 % Senior Notes Issued [Member] USD ($)	Oct. 20, 2012 3.875% Senior Notes [Member] USD ($)	Dec. 31, 2012 Credit Lines with Fiat Industrial [Member] USD ($)	Dec. 31, 2012 Fiat Industrial Facilities [Member] USD ($)	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] USD ($)	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] Operating Lease [Member] USD ($)	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] Wholesale Securitization [Member] Europe [Member]	Dec. 31, 2012 Committed-Asset Backed Facilities [Member] Retail Securitization [Member] USD ($)	Aug. 01, 2009 7.750% Senior Notes Issued [Member] USD ($)	Nov. 01, 2011 6.250% Notes Issued [Member] USD ($)	Dec. 31, 2012 Payable in 2013, interest rate of 7.750% (*) [Member] USD ($)	Dec. 31, 2011 Payable in 2013, interest rate of 7.750% (*) [Member] USD ($)	Aug. 01, 2009 Payable in 2013, interest rate of 7.750% (*) [Member]	Dec. 31, 2012 Payable in 2016, interest rate of 7.250% (*) [Member] USD ($)	Dec. 31, 2011 Payable in 2016, interest rate of 7.250% (*) [Member] USD ($)	Jan. 01, 1996 Payable in 2016, interest rate of 7.250% (*) [Member]	Dec. 31, 2012 Payable in 2017, interest rate of 7.875% (*) [Member] USD ($)	Dec. 31, 2011 Payable in 2017, interest rate of 7.875% (*) [Member] USD ($)	Jun. 01, 2010 Payable in 2017, interest rate of 7.875% (*) [Member]	Dec. 31, 2012 Payable in 2016, interest rate of 6.250% [Member] USD ($)	Dec. 31, 2011 Payable in 2016, interest rate of 6.250% [Member] USD ($)	Dec. 31, 2012 Payable in 2015, interest rate of 3.875% [Member] USD ($)	Dec. 31, 2012 Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member] USD ($)	Dec. 31, 2011 Other notes, weighted-average interest rate of 4.180% in 2012 and 5.710% in 2011 of which $15 million is due in 2013 [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] BNDES Financing [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member] BNDES Financing [Member] BRL	Dec. 31, 2012 Fiat Ind. (D) [Member] USD ($)	Dec. 31, 2012 CNH Global N.V [Member] Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2010 CNH Global N.V [Member] Revolving Credit Facilities [Member]	Jul. 31, 2011 CNH Global N.V [Member] Revolving Credit Facilities [Member] USD ($)	Jul. 31, 2011 CNH Global N.V [Member] Unsecured Committed Credit Facility [Member] USD ($)	Dec. 31, 2012 CNH Global N.V [Member] Syndicated Credit Facility [Member] Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2010 CNH Global N.V [Member] Syndicated Credit Facility [Member] Revolving Credit Facilities [Member] USD ($)	Jul. 31, 2011 CNH Global N.V [Member] Term Loan [Member] USD ($)	Oct. 20, 2012 CNH Global N.V [Member] 3.875% Senior Notes [Member]	Nov. 01, 2011 CNH Global N.V [Member] 6.250% Notes Issued [Member]	Jan. 01, 1996 CNH America LLC [Member] 7.250% Senior Notes issued [Member] USD ($)	Dec. 31, 2012 CNH Argentina [Member] USD ($)	Dec. 31, 2012 CNH Argentina [Member] ARS
Credit Facilities and Debt (Textual) [Abstract]
Aggregate amount of credit facilities provided to financial services	$ 62,000,000	60,000,000																																	$ 830,000,000	1,700,000,000
Line of credit facility, maximum borrowing capacity								293,000,000
Line of credit facility, maximum borrowing capacity, total amount								1,400,000,000
Receivables maturity period														7 years
Guarantee fee													0.0625%
Total facility	11,053,000,000						250,000,000	1,100,000,000	2,200,000,000				1,955,000,000	5,469,000,000	100,000,000		2,400,000,000																	2,847,000,000	800,000,000	1,700,000,000	125,000,000			100,000,000	250,000,000	300,000,000	300,000,000					29,000,000	145,000,000
Facility fully drawn													220,000,000																									73,000,000
Period for committed securitization program																3 years
Long-term debt, including current maturities	14,266,000,000		13,038,000,000							1,500,000,000								1,000,000,000		999,000,000	997,000,000		257,000,000	259,000,000		1,575,000,000	1,552,000,000		500,000,000	500,000,000	750,000,000	34,000,000	288,000,000														254,000,000
Notes payable												15,000,000
Asset backed securities payable														334,000,000
Asset backed debt payable	4,110,000,000		4,191,000,000											2,098,000,000
Repayment term																																						360 days	360 days
Remaining availability uncommitted credit facilities with various subsidiaries	4,424,000,000												1,735,000,000	1,497,000,000																				1,735,000,000
Syndicated group of banks percentage insured by Export Import Bank																																						90.00%	90.00%
Proceeds from Lines of Credit																																																8,000,000	41,000,000
Lines of credit facility maturity term																																																5 years	5 years
Semi-annual basis at Treasury Rate						0.20%
Debt securities issued											750,000,000								500,000,000																									150,000,000
Percentage of Debt Securities				7.875%	7.75%																	7.75%			7.25%			7.875%																	3.875%	6.25%
Revolving committed credit facility tenure																																						1 year	1 year
Unsecured committed credit facility tenure							3 years																																		5 years
Long Term Notes maturity Year																				2013			2016			2017			2016		2015
Weighted Average Interest rate of Other Notes													2.81%																			4.18%	5.71%
Credit Facilities and Debt (Additional Textual) [Abstract]
Aggregate amount of credit facilities provided to financial services	$ 62,000,000	60,000,000																																	$ 830,000,000	1,700,000,000
Weighted-average interest rate on consolidated short-term debt	2.73%	2.73%	3.32%
Percentage of amount redeemed	100.00%	100.00%